Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of Quantitative Information Regarding Operating Lease

Quantitative information regarding the Company’s operating lease liabilities is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Operating Lease Cost
Operating lease cost	$785	$664
Other Information
Operating cash flows paid for amounts included in the measurement of lease liabilities	$751	$645
Operating lease liabilities arising from obtaining right-of -use assets	$851	$364
Weighted average remaining lease term (years)	3.25	3.61
Weighted average discount rate	8.70%	9.83%

Schedule of Future Lease Payments Under Noncancelable Operating Leases

Future lease payments under noncancelable operating lease liabilities are as follows as of December 31, 2025 (in thousands):

Operating Leases
Future Lease Payments
2026	$655
2027	582
2028	262
2029	164
2030	176
Thereafter	—
Total lease payments	$1,839
Less: imputed interest	(236)
Total operating lease liabilities	$1,603
Less current portion	(544)
Operating lease liabilities - noncurrent	$1,059

Schedule of Quantitative Information Regarding the Company's Finance Lease Liabilities

Quantitative information regarding the Company’s finance lease liabilities is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Finance Lease Cost
Interest on lease liabilities	$86	$69
Other Information
Operating cash flows paid for amounts included in the measurement of finance lease liabilities	$131	$101
Amortization of right-of-use assets	$106	$43
Weighted average remaining lease term (years)	3.6	4.4
Weighted average discount rate	13.1%	13.1%

Schedule of Future Lease Payments Under Noncancelable Finance Leases

Future lease payments under noncancelable finance lease liabilities are as follows as of December 31, 2025 (in thousands):

Finance Leases
Future Lease Payments
2026	$241
2027	235
2028	194
2029	75
2030	25
Thereafter	49
Total lease payments	$819
Less: imputed interest	(181)
Total lease liabilities	$638
Less current portion	(167)
Finance lease liabilities - noncurrent	$471

Net Investment in Sales Type Leases

The Company’s net investment in sales-type leases were comprised of the following (in thousands):

December 31, 2025
Total undiscounted cash flows	$1,099
Present value discount	(657)
Net investment in sales-type leases	$442
Less current portion	$(16)
Net investment in sales-type leases - noncurrent	$426

Future Minimum Lease Payments Under Sales-type Leases

Future minimum lease payments to be collected under sales-type leases, excluding lease payments that are not fixed and determinable, as of December 31, 2025 are as follows (in thousands):

Sales-type Leases
Future Lease Payments To Be Collected
2026	$113
2027	113
2028	113
2029	113
2030	112
Thereafter	535
Total undiscounted cash flows	$1,099